Relationship with DuPont and Related Entities (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Related party sales to DuPont include the following amounts:
	Year Ended December 31,
Selling Segment	2015	2014	2013
Titanium Technologies	$2(1)	$—	$6
Fluoroproducts	34(1)	45	37
Chemical Solutions	21(1)	65	78
Total	$57	$110	$121

(1)
Subsequent to the spin-off on July 1, 2015, transactions with DuPont businesses were not considered related party transactions.

Allocated leveraged functional service expenses and general corporate expenses were recorded in the Consolidated Statements of Operations within the following captions:
	Year Ended December 31,
	2015	2014	2013
Selling, general and administrative expense	$205(1)	$411	$436
Research and development expense	10(1)	49	50
Cost of goods sold	23(1)	32	33
Total	$238	$492	$519

(1)
Subsequent to the spin-off on July 1, 2015, transactions with DuPont businesses were not considered related party transactions. Accordingly, no costs were allocated after the July 1, 2015 spin-off date.